FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996

FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996

FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
FIDELITY ADVISOR CLASS A AND CLASS B
SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 26, 1996
Effective March 11, 1996, the following information updates the discussion of portfolio managers found in the "FMR and Affiliates" section on page 27.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Mr. Leviton also manages Retirement
Growth.  Previously, he managed Select Electronics from
1987 to 1990 and Convertible Securities from 1990 to
1992.  Mr. Leviton joined Fidelity in 1986.
ACOM-STK-96-01 March 11, 1996
ACOM-STK-96-01 March 11, 1996